Commitments and Contingencies - Time charter agreements (Details)	Dec. 31, 2022 USD ($)
Commitments and Contingencies
Minimum contractual time charter revenue receivable	$ 24,416,000
Within one year
Commitments and Contingencies
Minimum contractual time charter revenue receivable	$ 24,416,000